SUBSEQUENT EVENTS (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common share dividends		$ 753	$ 693
Subsequent Event
Subsequent Event [Line Items]
Common share dividends	$ 187